Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited) (Details) - Schedule of error corrections and prior period adjustments - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Originally Reported [Member]
Revenue
Collaboration revenue	$ 763	$ 2,288
Other revenue	1,655	7,306
Total revenue	19,992	58,632
Operating expenses
Research and development	15,596	32,304
Selling, general and administrative	20,632	48,274
Total operating expenses	44,998	103,578
Loss from operations	(25,006)	(44,946)
Other (expense) income
Interest income and other, net	55	126
Interest expense	(2)	(1,324)
Change in fair value of warrant liabilities	(8,111)	(8,111)
Change in fair value of earn-out liability	(5,662)	(5,662)
Loss on extinguishment of debt, net	(2,693)	(4,323)
Total other expense	(16,413)	(19,294)
Net loss	(41,419)	(64,240)
Other comprehensive loss
Net unrealized loss on available-for-sale securities	(15)	(7)
Foreign currency translation loss	(4)	(3)
Total other comprehensive loss	(19)	(10)
Comprehensive loss	$ (41,438)	$ (64,250)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.55)	$ (1.01)
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	75,684,521	63,752,006
Adjustment [Member]
Revenue
Collaboration revenue
Other revenue
Total revenue
Operating expenses
Research and development
Selling, general and administrative
Total operating expenses
Loss from operations
Other (expense) income
Interest income and other, net
Interest expense
Change in fair value of warrant liabilities
Change in fair value of earn-out liability
Loss on extinguishment of debt, net
Total other expense
Net loss
Other comprehensive loss
Net unrealized loss on available-for-sale securities
Foreign currency translation loss
Total other comprehensive loss
Comprehensive loss
Net loss per share, basic and diluted (in Dollars per share)	$ 0.25	$ 0.48
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	61,491,707	58,516,437
As Restated [Member]
Revenue
Collaboration revenue	$ 763	$ 2,288
Other revenue	1,655	7,306
Total revenue	19,992	58,632
Operating expenses
Research and development	15,596	32,304
Selling, general and administrative	20,632	48,274
Total operating expenses	44,998	103,578
Loss from operations	(25,006)	(44,946)
Other (expense) income
Interest income and other, net	55	126
Interest expense	(2)	(1,324)
Change in fair value of warrant liabilities	(8,111)	(8,111)
Change in fair value of earn-out liability	(5,662)	(5,662)
Loss on extinguishment of debt, net	(2,693)	(4,323)
Total other expense	(16,413)	(19,294)
Net loss	(41,419)	(64,240)
Other comprehensive loss
Net unrealized loss on available-for-sale securities	(15)	(7)
Foreign currency translation loss	(4)	(3)
Total other comprehensive loss	(19)	(10)
Comprehensive loss	$ (41,438)	$ (64,250)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.3)	$ (0.53)
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	137,176,228	122,268,443
Assay services revenue [Member] | Originally Reported [Member]
Revenue
Revenue	$ 17,499	$ 48,308
Operating expenses
Cost of revenue	8,737	22,548
Assay services revenue [Member] | Adjustment [Member]
Revenue
Revenue
Operating expenses
Cost of revenue
Assay services revenue [Member] | As Restated [Member]
Revenue
Revenue	17,499	48,308
Operating expenses
Cost of revenue	8,737	22,548
Product revenue [Member] | Originally Reported [Member]
Revenue
Revenue	75	730
Operating expenses
Cost of revenue	33	452
Product revenue [Member] | Adjustment [Member]
Revenue
Revenue
Operating expenses
Cost of revenue
Product revenue [Member] | As Restated [Member]
Revenue
Revenue	75	730
Operating expenses
Cost of revenue	$ 33	$ 452